Environmental (Environmental Proceedings Narrative) (Details) (Meredosia, Illinios [Member], Industrial Specialties [Member], USD $)	1 Months Ended
Feb. 08, 2013
Meredosia, Illinios [Member] | Industrial Specialties [Member]
Site Contingency [Line Items]
Environmental proceedings resolution, penalty, best estimate	$ 100,000